Shareholder Report, Holdings (Details)	Nov. 30, 2024
Class A Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Class A Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Class A Shares | U.S. Treasury Note, 4.75%, 07/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Class A Shares | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Class A Shares | Meta Platforms, Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Class A Shares | ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Class A Shares | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Class A Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Class A Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Class A Shares | ProShares Short S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Class A Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.33%
Class A Shares | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
Class A Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Class A Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Class A Shares | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Class A Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Class A Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Class A Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Class A Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Class A Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Institutional Class Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Institutional Class Shares | U.S. Treasury Note, 4.75%, 07/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Institutional Class Shares | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Institutional Class Shares | Meta Platforms, Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Institutional Class Shares | ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Institutional Class Shares | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Institutional Class Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Institutional Class Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Institutional Class Shares | ProShares Short S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.33%
Institutional Class Shares | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Institutional Class Shares | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Institutional Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Institutional Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%